SUBMISSION
TYPE
DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	ekuo6xa*
FILER
PERIOD		03/31/2010
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	May 12, 2010
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAC Capital Trust I 7.00% Cap                   055187207      257    11000 SH       Sole                                      11000
Goldman Sachs Grp Inc                           38144x500     1183    46950 SH       Sole                                      46950
Public Svc Co OK Sr Nt Ser B                    744533605      591    23300 SH       Sole                                      23300
A T & T Corp                   COM              00206R102    19967   772725 SH       Sole                                     772725
Agnico Eagle Mines Ltd         COM              008474108    11289   202787 SH       Sole                                     202787
Agrium Inc                     COM              008916108     9020   127705 SH       Sole                                     127705
Allegheny Technologies         COM              01741R102     5667   104965 SH       Sole                                     104965
Alliant Techsystems Inc        COM              018804104      387     4765 SH       Sole                                       4765
Alpha Natural Resource, Inc.   COM              02076x102     3171    63555 SH       Sole                                      63555
Amerigas Partners Inc          COM              030975106    11104   277047 SH       Sole                                     277047
Anadarko Petroleum Corp        COM              032511107    49168   675109 SH       Sole                                     675109
Apache Corp                    COM              037411105     9128    89935 SH       Sole                                      89935
Barrick Gold Corp              COM              067901108    23035   600801 SH       Sole                                     600801
BHP Billiton                   COM              088606108     1972    24550 SH       Sole                                      24550
Boeing Company                 COM              097023105      547     7535 SH       Sole                                       7535
BP P.L.C.                      COM              055622104    28373   497155 SH       Sole                                     497155
Bristol Myers Squibb Co        COM              110122108    19785   740994 SH       Sole                                     740994
Canadian National Railroad     COM              136375102      935    15425 SH       Sole                                      15425
Caterpillar Inc                COM              149123101      875    13927 SH       Sole                                      13927
Celgene Corp                   COM              151020104    20314   327858 SH       Sole                                     327858
Chesapeake Energy              COM              165167107     1254    53045 SH       Sole                                      53045
Chevron Texaco Corp            COM              166764100     1690    22280 SH       Sole                                      22280
Cliffs Natural Resources       COM              18683k101    34898   491873 SH       Sole                                     491873
Colgate-Palmolive Co           COM              194162103     5110    59940 SH       Sole                                      59940
Commercial Metals Co.          COM              201723103    15698  1042367 SH       Sole                                    1042367
Con Edison Co Of NY            COM              209115104     7772   174504 SH       Sole                                     174504
Crown Cork & Seal Co Inc       COM              228368106      297    11000 SH       Sole                                      11000
CSX Corp                       COM              126408103     5663   111260 SH       Sole                                     111260
Deere & Co                     COM              244199105     6059   101905 SH       Sole                                     101905
Devon Energy Corp              COM              25179M103     3401    52780 SH       Sole                                      52780
Diageo Corp                    COM              25243Q205     2012    29828 SH       Sole                                      29828
Duke Energy Corp               COM              26441C105     2791   171047 SH       Sole                                     171047
Duncan Energy Partners         COM              265026104      255     9400 SH       Sole                                       9400
Enterprise Products Partners L COM              293792107    27793   803724 SH       Sole                                     803724
Exxon Mobil Corp               COM              30231G102     2079    31036 SH       Sole                                      31036
Freeport McMoran Copper & Gold COM              35671D857    10212   122241 SH       Sole                                     122241
General Dynamics Corp          COM              369550108    13767   178331 SH       Sole                                     178331
General Electric Co            COM              369604103     5135   282140 SH       Sole                                     282140
General Maritime Corp          COM              y2693r101     7384  1027017 SH       Sole                                    1027017
General Mills Inc              COM              370334104     2737    38665 SH       Sole                                      38665
Goldcorp Inc.                  COM              380956409      361     9700 SH       Sole                                       9700
H J Heinz Co                   COM              423074103     6023   132051 SH       Sole                                     132051
Hecla Mining Co                COM              422704106    21600  3948872 SH       Sole                                    3948872
Hess Corp                      COM              42809H107    19397   310108 SH       Sole                                     310108
Hugoton Royalty Trust          COM              444717102     6504   393210 SH       Sole                                     393210
Integrys Energy Group Inc      COM              45822p105     1511    31897 SH       Sole                                      31897
Intl Business Machines Corp    COM              459200101    13001   101376 SH       Sole                                     101376
Johnson & Johnson              COM              478160104     7167   109917 SH       Sole                                     109917
Kinder Morgan Energy Partners  COM              494550106     1254    19175 SH       Sole                                      19175
Linn Energy LLC                COM              536020100    11747   456740 SH       Sole                                     456740
Marathon Oil Corp              COM              565849106     6261   197871 SH       Sole                                     197871
Merck & Co Inc                 COM              58933y105     2768    74115 SH       Sole                                      74115
Mesabi Trust                   COM              590672101      613    25050 SH       Sole                                      25050
Mosaic Company                 COM              61945a107    22720   373871 SH       Sole                                     373871
New Gold Inc                   COM              644535106    16043  3679540 SH       Sole                                    3679540
Newmont Mining Corp            COM              651639106    44161   867092 SH       Sole                                     867092
Norfolk & Southern Corp        COM              655844108     3462    61948 SH       Sole                                      61948
Northrop Grumman Corp          COM              666807102     7585   115675 SH       Sole                                     115675
Novartis AG-Sponsored ADR      COM              66987V109    13928   257457 SH       Sole                                     257457
Occidental Petroleum Corp      COM              674599105     3521    41651 SH       Sole                                      41651
Owens Illinois                 COM              690768403      340     9571 SH       Sole                                       9571
Pan American Silver Corp       COM              697900108      220     9500 SH       Sole                                       9500
Pepsico Inc                    COM              713448108     6383    96472 SH       Sole                                      96472
Permian Basin Royalty Trust    COM              714236106     8492   483035 SH       Sole                                     483035
Potash Corp                    COM              73755L107    12764   106945 SH       Sole                                     106945
Rambus Inc. Del                COM              750917106    19917   911525 SH       Sole                                     911525
Research In Motion LTD         COM              760975102    16617   224640 SH       Sole                                     224640
RIO Tinto PLC                  COM              767204100     2010     8490 SH       Sole                                       8490
San Juan Basin Royalty Tr      COM              798241105      627    30100 SH       Sole                                      30100
Silver Wheaton Corp            COM              828336107    17197  1096725 SH       Sole                                    1096725
South Jersey Industries        COM              838518108      516    12300 SH       Sole                                      12300
Southern Co                    COM              842587107     3269    98575 SH       Sole                                      98575
Southern Copper Corp.          COM              84265v105      347    10950 SH       Sole                                      10950
Spectra Energy Corp            COM              847560109     1953    86693 SH       Sole                                      86693
Steel Dynamics                 COM              858119100     2296   131412 SH       Sole                                     131412
Street Tracks Gold Trust       COM              78463v107      764     7015 SH       Sole                                       7015
Tenaris ADR                    COM              88031M109     1382    32185 SH       Sole                                      32185
Union Pacific Corp             COM              907818108     6197    84543 SH       Sole                                      84543
United Technologies            COM              913017109      509     6920 SH       Sole                                       6920
USX-U S Steel Group            COM              912909108     9071   142804 SH       Sole                                     142804
Weingarten Realty SBI          COM              948741103      962    44634 SH       Sole                                      44634
Xcel Energy Inc                COM              98389B100     3547   167315 SH       Sole                                     167315